Production costs by nature	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Production costs by nature
Production costs by nature

	2017	2016
	$	$

Raw materials and consumables	184,746	148,516
Contractors	63,328	81,005
Salaries and employee benefits	74,010	67,327
Electricity	18,652	19,628
Equipment rental	6,987	920
Other	21,767	19,844
Silver credits	(7,850)	(11,997)
Change in inventories	(26,140)	(18,569)
Capitalized to mining interests	(33,106)	(31,274)
	302,394	275,400

Salaries and employee benefits expense included in general and administrative costs were $21.9 million for the year ended December 31, 2017 (2016 - $22.4 million).